Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.59%
Aerospace & Defense–1.61%
Textron, Inc.	416,803	$23,374,312
Agricultural Products–0.52%
Archer-Daniels-Midland Co.	133,168	7,590,576
Air Freight & Logistics–1.61%
FedEx Corp.	82,207	23,350,076
Application Software–1.11%
CDK Global, Inc.	297,537	16,084,850
Asset Management & Custody Banks–2.48%
Bank of New York Mellon Corp. (The)	508,758	24,059,166
State Street Corp.	142,136	11,940,845
		36,000,011
Automobile Manufacturers–2.26%
General Motors Co.	570,360	32,772,886
Building Products–2.66%
Johnson Controls International PLC	455,760	27,195,199
Trane Technologies PLC	69,146	11,447,812
		38,643,011
Cable & Satellite–1.68%
Comcast Corp., Class A	451,699	24,441,433
Casinos & Gaming–1.07%
Las Vegas Sands Corp.	257,122	15,622,733
Communications Equipment–2.22%
Cisco Systems, Inc.	622,737	32,201,730
Construction Machinery & Heavy Trucks–2.36%
Caterpillar, Inc.	147,948	34,304,703
Consumer Finance–0.40%
Capital One Financial Corp.	46,298	5,890,494
Diversified Banks–11.15%
Bank of America Corp.	1,394,936	53,970,074
Citigroup, Inc.	794,973	57,834,285
JPMorgan Chase & Co.	133,491	20,321,335
Wells Fargo & Co.	763,598	29,833,774
		161,959,468
Electric Utilities–1.54%
Exelon Corp.	510,251	22,318,379
Electrical Components & Equipment–3.96%
Eaton Corp. PLC	213,832	29,568,689
Emerson Electric Co.	309,371	27,911,451
		57,480,140
Fertilizers & Agricultural Chemicals–2.59%
CF Industries Holdings, Inc.	425,479	19,308,237
Corteva, Inc.	392,566	18,301,427
		37,609,664
Shares		Value
Health Care Distributors–2.38%
Henry Schein, Inc.(b)	214,292	$14,837,578
McKesson Corp.	100,999	19,698,845
		34,536,423
Health Care Equipment–0.25%
Baxter International, Inc.	43,746	3,689,538
Health Care Facilities–3.31%
HCA Healthcare, Inc.	177,832	33,492,879
Universal Health Services, Inc., Class B	109,777	14,643,154
		48,136,033
Health Care Services–1.22%
CVS Health Corp.	236,354	17,780,911
Health Care Supplies–0.84%
DENTSPLY SIRONA, Inc.	190,283	12,141,958
Hotel & Resort REITs–0.90%
Host Hotels & Resorts, Inc.	777,247	13,096,612
Hotels, Resorts & Cruise Lines–1.02%
Booking Holdings, Inc.(b)	6,365	14,829,432
Industrial Conglomerates–1.52%
General Electric Co.	1,681,450	22,077,438
Integrated Oil & Gas–3.27%
Chevron Corp.	275,254	28,843,867
Suncor Energy, Inc. (Canada)	890,586	18,613,247
		47,457,114
Integrated Telecommunication Services–1.11%
AT&T, Inc.	534,906	16,191,605
Internet & Direct Marketing Retail–0.65%
eBay, Inc.	155,024	9,493,670
Investment Banking & Brokerage–3.72%
Goldman Sachs Group, Inc. (The)	74,158	24,249,666
Morgan Stanley	383,048	29,747,508
		53,997,174
IT Consulting & Other Services–1.80%
Cognizant Technology Solutions Corp., Class A	334,131	26,102,314
Life & Health Insurance–1.02%
MetLife, Inc.	245,011	14,894,219
Managed Health Care–2.42%
Anthem, Inc.	97,812	35,109,617
Multi-line Insurance–2.53%
American International Group, Inc.	794,733	36,724,612
Oil & Gas Exploration & Production–7.67%
Canadian Natural Resources Ltd. (Canada)	507,330	15,683,752
ConocoPhillips	203,262	10,766,788
Devon Energy Corp.	818,995	17,895,041
Hess Corp.	314,722	22,269,729

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	1,930,949	$20,622,535
Pioneer Natural Resources Co.	152,103	24,156,998
		111,394,843
Packaged Foods & Meats–1.54%
Kraft Heinz Co. (The)	291,932	11,677,280
Tyson Foods, Inc., Class A	144,423	10,730,629
		22,407,909
Paper Packaging–1.61%
International Paper Co.	432,945	23,409,336
Pharmaceuticals–4.69%
Bristol-Myers Squibb Co.	302,944	19,124,855
Johnson & Johnson	159,977	26,292,220
Sanofi, ADR (France)	460,477	22,775,192
		68,192,267
Property & Casualty Insurance–1.17%
Allstate Corp. (The)	147,425	16,939,132
Real Estate Services–0.52%
Jones Lang LaSalle, Inc.(b)	42,569	7,621,554
Regional Banks–2.82%
Citizens Financial Group, Inc.	484,193	21,377,121
Fifth Third Bancorp	521,545	19,531,860
		40,908,981
Semiconductors–5.08%
Intel Corp.	399,318	25,556,352
NXP Semiconductors N.V. (Netherlands)	136,669	27,516,937
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	156,238	$20,715,596
		73,788,885
Soft Drinks–1.27%
Coca-Cola Co. (The)	349,011	18,396,370
Specialty Chemicals–0.84%
DuPont de Nemours, Inc.	157,401	12,163,949
Systems Software–1.54%
Microsoft Corp.	94,727	22,333,785
Tobacco–4.66%
Altria Group, Inc.	479,888	24,551,070
Philip Morris International, Inc.	485,685	43,099,687
		67,650,757
Total Common Stocks & Other Equity Interests (Cost $960,170,148)		1,461,110,904
Money Market Funds–1.79%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	8,896,510	8,896,510
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	6,930,221	6,932,993
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	10,167,440	10,167,440
Total Money Market Funds (Cost $25,994,671)		25,996,943
TOTAL INVESTMENTS IN SECURITIES–102.38% (Cost $986,164,819)		1,487,107,847
OTHER ASSETS LESS LIABILITIES—(2.38)%		(34,618,728)
NET ASSETS–100.00%		$1,452,489,119
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,190,529	$30,948,892	$(33,242,911)	$-	$-	$8,896,510	$768
Invesco Liquid Assets Portfolio, Institutional Class	8,570,721	22,106,352	(23,744,938)	(1,065)	1,923	6,932,993	657
Invesco Treasury Portfolio, Institutional Class	12,789,175	35,370,163	(37,991,898)	-	-	10,167,440	292
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,501,200	(5,501,200)	-	-	-	29*
Invesco Private Prime Fund	-	8,252,623	(8,252,623)	-	-	-	215*
Total	$32,550,425	$102,179,230	$(108,733,570)	$(1,065)	$1,923	$25,996,943	$1,961

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/01/2021	Deutsche Bank AG	USD	683,982	CAD	860,033	$376
04/01/2021	Goldman Sachs International	EUR	8,826,434	USD	10,646,762	296,003
04/01/2021	Royal Bank of Canada	EUR	511,344	USD	609,838	10,185
04/01/2021	Royal Bank of Canada	USD	16,997,433	CAD	21,460,244	79,232
04/30/2021	Royal Bank of Canada	EUR	9,720,333	USD	11,408,035	3,326
04/01/2021	State Street Bank & Trust Co.	CAD	609,100	USD	488,581	3,899
04/01/2021	State Street Bank & Trust Co.	EUR	218,015	USD	260,067	4,400
Subtotal—Appreciation						397,421
Currency Risk
04/01/2021	Canadian Imperial Bank of Commerce	CAD	20,221,232	USD	15,959,220	(131,519)
04/01/2021	Goldman Sachs International	USD	410,703	CAD	509,682	(5,131)
04/01/2021	Royal Bank of Canada	CAD	2,432,352	USD	1,923,176	(12,331)
04/01/2021	Royal Bank of Canada	USD	803,172	CAD	1,003,891	(4,341)
04/01/2021	Royal Bank of Canada	USD	11,207,989	EUR	9,555,793	(1,911)
04/30/2021	Royal Bank of Canada	CAD	21,596,559	USD	17,106,145	(80,019)
04/01/2021	State Street Bank & Trust Co.	CAD	571,166	USD	451,544	(2,953)
Subtotal—Depreciation						(238,205)
Total Forward Foreign Currency Contracts						$159,216

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,461,110,904	$—	$—	$1,461,110,904
Money Market Funds	25,996,943	—	—	25,996,943
Total Investments in Securities	1,487,107,847	—	—	1,487,107,847
Other Investments - Assets*
Forward Foreign Currency Contracts	—	397,421	—	397,421
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(238,205)	—	(238,205)
Total Other Investments	—	159,216	—	159,216
Total Investments	$1,487,107,847	$159,216	$—	$1,487,267,063

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Comstock Fund